Geographical Information - Schedule of Revenues and Property and Equipment (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		¥ 1,552,645	$ 237,953	¥ 3,587,695	¥ 4,981,705
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		698,910	107,113	1,388,107	1,971,113
Property and equipment, net		98,438		100,389		$ 15,087
Non-PRC.
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	[1]	853,735	130,840	2,199,588	3,010,592
Property and equipment, net		3,546		3,008		$ 543
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		437,262	67,013	1,342,021	1,731,490
Rest of the world
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	[2]	¥ 416,473	$ 63,827	¥ 857,567	¥ 1,279,102

[1]	Non-PRC revenue refers to revenues generated by the Group’s operating legal entities incorporated outside China. Such revenues are primarily attributable to customers located outside China based on customers’ registered addresses.
[2]	No individual country, other than disclosed above, exceeded 10% of total revenues for the years ended December 31, 2018, 2019 and 2020, respectively.